DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated operations) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Expenses
Net loss from discontinued operations after income tax expense	$ (22,965)	$ (81,817)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0	0
Cost of sales	0	0
Gross loss	0	0
Expenses
Selling, general and administrative expenses	19,997	116,728
Loss on lease termination	0	13,419
Other expenses	2,968	18,526
Net loss from discontinued operations before income tax expense	(22,965)	(148,673)
Income tax recovery	0	66,856
Net loss from discontinued operations after income tax expense	$ (22,965)	$ (81,817)